Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	82 Months Ended	118 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		20.47%	7.31%			6.12%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		25.21%	7.66%			5.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		27.00%	8.19%			6.41%
PGIM Jennison Global Equity Income Fund - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		27.76%	8.83%			7.01%
PGIM Jennison Global Equity Income Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		27.89%	8.91%			7.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		24.75%	7.45%			5.24%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		29.90%	7.79%			5.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		31.57%	8.33%		5.32%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		32.32%	8.96%			6.11%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		31.87%	8.57%	4.32%
PGIM Quant Solutions Mid-Cap Value Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		32.23%	8.84%	4.58%
PGIM Quant Solutions Mid-Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		32.47%	9.12%			6.26%
Without Sales Load [Member] | PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		27.48%	8.53%			6.72%
Without Sales Load [Member] | PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		26.21%	7.66%			5.90%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		32.01%	8.67%			5.84%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		30.90%	7.79%			5.00%
MSCI All Country World ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ND Index
Average Annual Return, Percent		32.79%	11.08%			9.06%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	38.02%	15.27%	13.65%	12.96%	13.00%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Average Annual Return, Percent		32.99%	11.37%	9.12%	9.74%	9.86%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		34.03%	9.93%	8.00%	8.30%	8.43%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		35.39%	10.94%	9.71%	9.67%	9.80%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.